UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of Registrant as specified in charter)

J. Garrett Stevens

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis and Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2019

Date of reporting period: August 31, 2019

Item 1. Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Innovation Shares

NextGen Protocol ETF

Schedule of Investments

August 31, 2019 (Unaudited)

Description	Shares / Par Amount	Fair Value

COMMON STOCK — 99.2%

Canada — 0.2%
TMX Group	195	$16,922

France — 6.5%
AXA	8,940	205,469
BNP Paribas	4,845	218,944
Capgemini	690	82,939
Engie	9,285	141,362
		648,714
Germany — 4.1%
SAP	2,985	356,993
Wirecard	345	55,128
		412,121
Hong Kong — 1.5%
Hong Kong Exchanges & Clearing(A)	5,000	153,152

India — 1.9%
Infosys ADR(A)	16,755	192,515

Japan — 0.8%
GMO internet	400	7,028
HIS	200	4,891
Monex Group	1,500	4,268
Rakuten	4,500	42,437
SBI Holdings	900	18,018
		76,642
South Korea — 1.4%
Kakao	255	28,316
Samsung SDS	330	53,399
SK Telecom	300	59,319
		141,034
Switzerland — 4.5%
Nestle	4,005	449,295

Taiwan — 6.0%
Hon Hai Precision Industry	50,000	118,115
Taiwan Semiconductor Manufacturing ADR	11,385	485,343
		603,458
United Kingdom — 3.7%
BP PLC	59,925	365,044

United States — 68.6%
Consumer Discretionary — 3.7%
Amazon.com*	210	373,021
Overstock.com*	225	3,539
		376,560
Consumer Staples — 0.3%
Bunge	480	25,637

Financials — 5.8%
American Express	2,805	337,638
CME Group, Cl A	1,110	241,192
		578,830
Industrials — 2.6%
FedEx	1,065	168,920
IHS Markit*	1,365	89,558
		258,478
Information Technology — 56.2%
Accenture PLC, Cl A	1,920	380,486
Advanced Micro Devices(A) *	3,390	106,616
Cisco Systems	7,125	333,521
Intel	9,495	450,158
International Business Machines	2,790	378,129
Intuit	990	285,476
Mastercard, Cl A	1,695	476,922
Micron Technology*	5,220	236,309
Microsoft	3,090	425,987
NVIDIA	2,805	469,866
Opera ADR(A) *	255	3,470
Oracle	7,185	374,051
PayPal Holdings*	3,495	381,130
salesforce.com*	2,520	393,296
Square, Cl A(A) *	1,635	101,108
Visa, Cl A(A)	2,640	477,365
VMware, Cl A(A)	1,650	233,376
Xilinx	1,140	118,628
		5,625,894
		6,865,399
Total Common Stock
(Cost $9,016,834)		9,924,296

REPURCHASE AGREEMENT(B)(D) — 0.0%
RBC Dominion Securities, Inc 2.210%, dated 08/30/19, to be repurchased on 09/03/2019, repurchase price $1,468 (collateralized by various U.S. Treasury obligations, par values ranging from $0 to $215, 1.000% to 7.000%, 01/17/2020 to 09/09/2049 with a total market value of $1,497)	$1,468	1,468

Total Repurchase Agreement
(Cost $1,468)		1,468

MONEY MARKET — 0.6%
JPMorgan U.S. Government Money Market Fund, Class I, 2.26%(C)	55,741	55,741

Total Money Market
(Cost $55,741)		55,741

Total Investments – 99.8%
(Cost $9,074,043)		$9,981,505

Percentages are based on Net Assets of $10,000,729.

Innovation Shares

NextGen Protocol ETF

Schedule of Investments

August 31, 2019 (Unaudited)

*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2019. The total market value of securities on loan at August 31, 2019 was $1,193,855.
(B)	Tri-Party Repurchase Agreement.
(C)	The rate reported is the 7-day effective yield as of August 31, 2019.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities at August 31, 2019 was $1,468.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

The following is a list of the inputs used as of August 31, 2019 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$9,924,296	$—	$—	$9,924,296
Repurchase Agreement	—	1,468	—	1,468
Money Market	55,741	—	—	55,741
Total Investments in Securities	$9,980,037	$1,468	$—	$9,981,505

For the period ended August 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For the period ended August 31, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

INN-QH-001-0400

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: October 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: October 25, 2019

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: October 25, 2019